Derivatives and Hedge Accounting - Summary of Reconciliation of Accumulated Other Comprehensive Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive income (loss), beginning of year	$ 86,430
Net changes in other comprehensive income (loss)	(104,029)
Accumulated other comprehensive income (loss), end of year	(17,599)
Accumulated other comprehensive income (loss) on designated hedges	(66,749)
Accumulated other comprehensive income (loss) on de-designated hedges	49,150
Cash Flow Hedges
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive income (loss), beginning of year	(33,983)
Net changes in other comprehensive income (loss)	(4,070)
Accumulated other comprehensive income (loss), end of year	(38,053)
Accumulated other comprehensive income (loss) on designated hedges	(26,479)
Accumulated other comprehensive income (loss) on de-designated hedges	(11,574)
Cash Flow Hedges | Floating Interest Rate
Disclosure Of Derivatives [Line Items]
Net changes in other comprehensive income (loss)	(4,972)
Accumulated other comprehensive income (loss), end of year	(4,972)
Accumulated other comprehensive income (loss) on designated hedges	(4,972)
Cash Flow Hedges | Floating Rate Foreign Currency Debt
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive income (loss), beginning of year	(33,983)
Net changes in other comprehensive income (loss)	902
Accumulated other comprehensive income (loss), end of year	(33,081)
Accumulated other comprehensive income (loss) on designated hedges	(21,507)
Accumulated other comprehensive income (loss) on de-designated hedges	$ (11,574)